RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of receivables due from related parties as of December 31, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
Paratus Management (UK) Limited	—	8
Seatankers Services (UK) LLP	—	9
Frontline (Management) Cyprus Ltd	686	8
Frontline Management (Bermuda) Ltd	—	510
Avance Gas Trading Ltd	—	232
Sloane Square Capital Holdings Ltd	—	19
Receivables due from related parties	686	786
A summary of payables due to related parties as of December 31, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
Frontline Corporate Services Ltd	(23)	(26)
Seatankers Management Co. Ltd	(29)	—
Flex LNG Fleet Management AS	(358)	(358)
Front Ocean Management Ltd	(65)	—
Frontline (Management) Cyprus Ltd	(48)	—
Payables due to related parties	(523)	(384)
A summary of expenses recorded from related parties for the years ended December 31, 2024, 2023, and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Administration service fees
Seatankers Management Co. Ltd	(157)	(115)	(225)
Front Ocean Management AS	(506)	(400)	(226)
Frontline Management (Bermuda) Ltd	(96)	(128)	(272)
Front Ocean Management Ltd	(265)	(257)	(258)
Frontline (Management) Cyprus Ltd	(144)	—	—

Technical management fees
Flex LNG Fleet Management AS	(3,589)	(3,435)	(3,489)

Office facilities
Seatankers Management Norway AS	(17)	(85)	(58)
Frontline Corporate Services Ltd	(23)	—	—

Chartering services fees
FS Maritime SARL	—	—	(32)
Total related party transactions	(4,797)	(4,420)	(4,560)
A summary of income recorded from related parties for the years ended December 31, 2024, 2023, and 2022 are as follows:

(in thousands of $)	2024	2023	2022
Frontline Management AS	—	—	10
Northern Ocean Limited	—	—	6
Avance Gas Trading Ltd	15	293	4
Sloane Square Capital Holdings Ltd	—	9	8
Paratus Management (UK) Limited	—	5	—
Seatankers Services (UK) LLP	6	4	—
Total related party transactions	21	311	28